Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue:
Operating Expenses:
General and Administrative	$ 69,228	$ 69,364
Operational Income, Pre-tax:	$ (69,228)	$ (69,364)
Tax on Continued Operations
Net Loss Continued Operations:
Net Income (Loss):	$ (69,228)	$ (69,364)
Basic and Diluted Earnings (Loss) per share:
Continuing Operations (in dollars per share)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding (in shares)	30,755,000	30,755,000